Related party disclosure (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Total Amount of Transactions Conducted with Related Party

The following table provides the total amount of transactions that have been conducted with a related party for the relevant financial year.

	2018	2017	2016
	(Thousands of yen)
Major shareholder
Purchase of ingredients	15,253,466	9,227,999	5,668,070

Compensation of Key Management Personnel

Compensation of key management personnel of the Group

	2018	2017	2016
	(Thousands of yen)
Directors’ remuneration	277,632	214,511	170,439
Stock option transactions	10,690	8,853	8,434

Total	288,322	223,364	178,873